Expense Example - FidelityAdvisorValueStrategiesFund-AMCIPRO - FidelityAdvisorValueStrategiesFund-AMCIPRO - Fidelity Advisor Value Strategies Fund	Jan. 28, 2023 USD ($)
Fidelity Advisor Value Strategies Fund - Class A
Expense Example:
1 year	$ 685
3 years	916
5 years	1,167
10 years	1,881
Fidelity Advisor Value Strategies Fund - Class C
Expense Example:
1 year	295
3 years	603
5 years	1,037
10 years	2,041
Fidelity Advisor Value Strategies Fund - Class M
Expense Example:
1 year	485
3 years	769
5 years	1,074
10 years	1,939
Fidelity Advisor Value Strategies Fund - Class I
Expense Example:
1 year	91
3 years	284
5 years	493
10 years	$ 1,096